UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		January 27, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 105109


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7 COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS   SOLE    SHARED NONE
AEGON NV              COM      7924103      6309 1569600SH       SOLE                1569600
ALLIANCEBERNSTEIN HOLDCOM      01881G106    2030  155236SH       SOLE                 155236
CANADIANSOLAR INC     COM      136635109     889  334586SH       SOLE                 334586
CHINA YUCHAI INTL LTD COM      G21082105   28659 2169536SH       SOLE                2169536
CHIQUITA BRANDS INTL ICOM      170032809    8417 1009280SH       SOLE                1009280
CORINTHIAN COLLEGES INCOM      218868107    2347 1082021SH       SOLE                1082021
GANNET CO INC         COM      364730101    9793  732500SH       SOLE                 732500
HUANENG POWER INTL    ADR      443304100    2639  132439SH       SOLE                 132439
NOKIA OYJ             ADR      654902204    1688  350400SH       SOLE                 350400
QIAO XING MOBILE COMM COM      G73031109    5814 5932718SH       SOLE                5932718
QIAO XING UNIV RESOURCCOM      G7303A109    1516 2486767SH       SOLE                2486767
SUNTECH POWER HOLDINGSADR      86800C922    5560 2518263SH       SOLE                2518263
UTSTARCOM INC         COM      918076100   2326516858698SH       SOLE               16858698
YINGLI GREEN ENERGY HOCOM      98584B103     836  220134SH       SOLE                 220134
YUCHENG TECHNOLOGIES LCOM      G98777108    5347 2376456SH       SOLE                2376456
                                          105109

</SEC-DOCUMENT>